Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-3
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	UNTK
Entity Registrant Name	UNITEK GLOBAL SERVICES, INC.
Entity Central Index Key	0000826773
Entity Filer Category	Accelerated Filer

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 432,321	$ 398,949	$ 278,098
Cost of revenues	347,728	333,355	237,350
Gross profit	84,593	65,594	40,748
Selling, general and administrative expenses	48,383	39,296	26,860
Change in fair value of contingent consideration	3,600
Restructuring charges		991
Asset impairment			38,431
Depreciation and amortization	26,335	26,956	26,878
Operating income (loss)	6,275	(1,649)	(51,421)
Interest expense	13,900	23,967	18,825
Loss on extinguishment of debt	3,466	1,677
Other (income) expense, net	(648)	4	284
Loss from continuing operations before income taxes	(10,443)	(27,297)	(70,530)
Income tax (expense) benefit	(4,289)	(1,902)	4,743
Loss from continuing operations	(14,732)	(29,199)	(65,787)
(Loss) income from discontinued operations	(835)	(1,382)	181
Net loss	(15,567)	(30,581)	(65,606)
Other items attributable to common stockholders:
Accretion of Series B Convertible Preferred Stock to Liquidation Value		13,262
Deemed dividend on Series B Convertible Preferred Stock		1,844
Net loss attributable to common stockholders	(15,567)	(45,687)	(65,606)
Net (loss) income attributable to common stockholders per share - basic and diluted:
Continuing operations	$ (0.93)	$ (11.09)	$ (33.77)
Discontinued operations	$ (0.05)	$ (0.34)	$ 0.09
Net loss	$ (0.98)	$ (11.43)	$ (33.68)
Net loss	(15,567)	(30,581)	(65,606)
Other comprehensive (loss) income:
Foreign currency (loss) gain	(146)	104	244
Comprehensive loss	$ (15,713)	$ (30,477)	$ (65,362)